Disclosures about Fair Value of Assets - Estimated fair values of other financial instruments (Details 3) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount
Financial assets
Cash and cash equivalents	$ 4,103,432	$ 9,611,638
Interest-earning time deposits in banks	2,724,000
Other investments	62,223	73,766
Loans held for sale	539,000	235,600
Loans, net of allowance for loan losses	193,039,879	184,718,612
Federal Home Loan Bank stock	1,113,800	1,113,800
Interest receivable	1,715,676	1,713,243
Financial liabilities
Deposits	239,281,930	245,941,562
Short-term borrowings	15,131,710	13,821,730
Advances from borrowers for taxes and insurance	990,917	962,762
Interest payable	$ 118,335	$ 166,052
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	$ 4,103,432	$ 9,611,638
Interest-earning time deposits in banks	$ 2,724,000
Other investments
Loans held for sale
Loans, net of allowance for loan losses
Federal Home Loan Bank stock
Interest receivable
Financial liabilities
Deposits
Short-term borrowings
Advances from borrowers for taxes and insurance
Interest payable
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Significant Other Observable Inputs (Level 2)
Financial assets
Cash and cash equivalents
Interest-earning time deposits in banks
Other investments	$ 62,223	$ 73,766
Loans held for sale	$ 539,000	$ 235,600
Loans, net of allowance for loan losses
Federal Home Loan Bank stock	$ 1,113,800	$ 1,113,800
Interest receivable	1,715,676	1,713,243
Financial liabilities
Deposits	160,227,406	151,341,999
Short-term borrowings	6,631,710	8,821,730
Advances from borrowers for taxes and insurance	990,917	962,762
Interest payable	$ 118,335	$ 166,052
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit
Fair Value | Significant Unobservable Inputs (Level 3)
Financial assets
Cash and cash equivalents
Interest-earning time deposits in banks
Other investments
Loans held for sale
Loans, net of allowance for loan losses	$ 193,006,301	$ 184,573,401
Federal Home Loan Bank stock
Interest receivable
Financial liabilities
Deposits	$ 80,300,060	$ 96,956,400
Short-term borrowings	$ 8,500,000	$ 4,996,109
Advances from borrowers for taxes and insurance
Interest payable
Unrecognized financial instruments (net of contract amount)
Commitments to originate loans
Letters of credit
Lines of credit